Significant Accounting Policies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 11, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents held in trust account			$ 276,013,345
Federal Depository Insurance Coverage			250,000
Transaction costs			16,505,915
Underwriting fees			5,520,000
Deferred underwriting fee payable			9,660,000
Other offering costs			530,090
Excess fair value of anchor shares			795,825
Number of shares, shares based compensation		250,000
Transaction cost reclassified to non-operating expense			819,794
Unrecognized tax benefits				$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0
Founder shares
Excess fair value of anchor shares	$ 795,825		$ 795,825
Sale of Founder Shares (in shares)	690,000		690,000
Number of shares, shares based compensation		250,000
Warrants and Rights Subject to Mandatory Redemption [Member]
Number of warrants in a unit			14,213,333
Public Warrants
Number of warrants in a unit			9,200,000
Private Placement Warrants
Number of warrants in a unit			5,013,333
Class A ordinary shares
Anti-dilutive securities attributable to warrants (in shares)	14,213,333
Price per share	$ 11.50		$ 9.20
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding			27,600,000